Right-of-use Asset and Lease Liability - Schedule of Supplemental Balance Sheet and Other Information (Details) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Leases [Abstract]
Operating leases: Operating leases right-of-use assets	$ 606,897	$ 738,453	[1]
Operating leases: Lease liability, current portion	402,876	453,734	[1]
Operating leases: Lease liability, net of current portion	221,710	302,175	[1]
Total operating lease liabilities	$ 624,586	$ 755,909	[1]
Weighted average remaining lease term	2 years 1 month 27 days	2 years 2 months 30 days
Weighted average discount rate	7.75%	7.75%	[1]

[1]	There is no comparable information for operating leases at or for the year ended December 31, 2018 since the Company adopted ASU No. 2016-02 on January 1, 2019 and elected to recognize operating lease right-of-use assets and operating lease liabilities at the adoption date.